24. Subsequent Events	12 Months Ended
Jun. 30, 2023
Notes
24. Subsequent Events

24.Subsequent Events

On July 13, 2023, the Company filed an application against its former Manitoba law firm seeking to assess for reasonableness certain invoices of the law firm rendered between May 2022 and January 2023, as well as the repayment of any fees paid to the law firm which the Court finds to be unreasonable. This application is at the early stages.

On July 17, 2023, the Company granted 250,000 options and 200,000 RSUs to its new CEO. 25% of the options will vest six months from the grant date, 25% will vest 12 months from the grant date, with the remainder to vest 18 months from the grant date. The RSUs, on the other hand, will vest at various stages depending on the Company’s volume weighted average price exceeding certain thresholds.

On July 29, 2023, a former director resigned from the Company, resulting in 50,000 options and 10,000 RSUs being cancelled.

On September 21, 2023, the Company closed its best-efforts flow-through financing through the issuance of 2,133,979 common shares at a price of $3.6117 (USD $2.67) per common share, for gross proceeds of $7,707,292 (USD $5,697,710) (the “Offering”). In connection with the Offering, the Company issued 86,000 Warrants at USD $2.67 per share with an expiry of five years and paid fees and expenses to various agents in the amount of $215,376.

On September 21, 2023, the Company also issued 21,276 common shares to a third-party pursuant to a letter agreement between the parties.

As of August 9, 2023 160,000 RSUs out of the 470,000 RSUs awarded on January 30, 2023 had met the milestones required to vest. On September 26, 2023, the Company paid $546,476 (USD $400,000) to redeem 160,000 of the vested RSUs at USD $2.50 each.

On October 20, 2023, the Company issued 40,000 common shares to a third-party pursuant to a marketing services agreement (the “Marketing Agreement”) between the parties for a term of six months from October 2, 2023 to April 2, 2024. Upon execution of the agreement, the Company also paid a cash payment of USD $62,500 upon execution, The Company also issued 300,000 Warrants to the third-party pursuant to the Marketing Agreement, whereby each Warrant is exercisable for a period of 12 months at an exercise price of: (i) USD $2 for 100,000 Warrants; (ii) USD $2.50 for 100,000 Warrants; and (iii) USD $3 for 100,000 Warrants.